March 1, 2012, as supplemented May 4, 2012

Prospectus

Asset Management Fund

Mutual Funds

Money Market Fund — ASLXX

Ultra Short Mortgage Fund — ASARX

Ultra Short Fund — AULTX

Short U.S. Government Fund — ASITX

Intermediate Mortgage Fund — ASCPX

U.S. Government Mortgage Fund — ASMTX

The Asset Management Fund is regulated by the Investment Company Act of 1940, as amended.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this Prospectus. It is a federal offense to suggest otherwise.

Money Market Fund

Investment Objective

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

Fees and Expenses

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
12b-1 Fees	0.15%	*
Other Expenses	0.33%	**

Total Fund Operating Expenses	0.63%	*

*	For the fiscal year ended October 31, 2011, the Adviser voluntarily waived a portion of its advisory fee so that the “Management Fees” for the Money Market Fund during this period were 0.10% of average daily net assets. For the fiscal year ended October 31, 2011, the Distributor voluntarily waived 0.10% of the 12b-1 Fees so that “12b-1 Fees” for the Money Market Fund were 0.05% of average daily net assets. The Adviser and Distributor expect to continue these waivers through February 28, 2013, but are not contractually obligated to do so.

**	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions (“Financial Institutions”) under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests in high quality fixed and variable rate short-term money market instruments (including assets subject to repurchase agreements) that are denominated in U.S. dollars and have minimal credit risk. The Fund is managed to keep its share price stable at approximately $1.00 although there is no guarantee that it will be successful in doing so.

Permissible investments include obligations issued or guaranteed by the U.S. Government or issued or guaranteed by an agency or instrumentality of the U.S. Government, mortgage-related securities, eligible bankers’ acceptances with maturities of ninety days or less issued by Federal Deposit Insurance Corporation (“FDIC”) insured institutions, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements backed by instruments in which the Fund is authorized to invest and other securities that are eligible for purchase by a money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), provided that such securities are otherwise permissible investments for Financial Institutions without statutory limitation. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund has, and may in the future, invest its assets exclusively in repurchase agreements and, at times, may invest all or a substantial portion of its assets in repurchase agreements of a single counterparty. As of the date of this Prospectus, the Fund was invested in a single repurchase agreement with Bank of America. All repurchase agreements will be “collateralized fully” (as defined in Rule 2a-7).

Summary

The Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that the Fund will not (i) purchase any instrument with a remaining maturity of greater than 397 calendar days; (ii) maintain a dollar-weighted average portfolio maturity that exceeds 60 calendar days; or (iii) maintain a dollar-weighted average portfolio maturity that exceeds 120 calendar days, determined without reference to the exceptions or maturity shortening provisions of Rule 2a-7.

The Fund primarily invests in securities that have received the highest short-term ratings from at least two Nationally Recognized Statistical Rating Organizations (“NRSRO”) (or that received the highest short term rating from a single NRSRO assigning a rating) — “First Tier” securities and may only invest in securities that have received one of the two highest short-term ratings. The Fund will not acquire a second tier security with a maturity of greater then 45 calendar days. Immediately after the acquisition of a second tier security, no more than 3% of the value of the Fund’s total assets may be invested in “Second Tier Securities.”

Principal Risks

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk.    Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk.    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U. S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk.    A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Management Risk.    The Fund is subject to management risk. The Adviser (as defined below) will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk.    The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Regulatory Risk.    On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest without any limitation based upon capital and surplus. This statute will bring about a number of changes that may impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, and may therefore impact the permissible investments of the Fund.

Summary

Repurchase Agreement Risk.    Repurchase agreements expose the Fund to the risk that the party that sells the securities to the Fund defaults on its obligation to repurchase them. In this circumstance, the Fund could lose money because it cannot sell the securities at the agreed upon time and price, or the securities lose their value before they can be sold. Because all or a relatively high percentage of the Fund’s assets may be invested in repurchase agreements with a single counterparty, the Fund’s portfolio may be more susceptible to financial, economic or market events impacting such counterparty. To the extent that the Fund invests exclusively in overnight repurchase agreements, the rate of return on the Fund’s portfolio will be based on the overnight repo rate and not the rate of instruments underlying the repurchase agreement.

Fund Performance History

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for Years Ended December 31

Ticker Symbol: ASLXX

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.31% (quarter ended 12/31/06) and the lowest return for a calendar quarter was 0.01% (quarter ended 12/31/11).

Average Annual Total Returns (years ended December 31, 2011)

	1 Year	5 Years	10 Years
Money Market Fund	0.05%	1.41%	1.85%

The Money Market Fund’s 7-day effective yield for the period ended December 31, 2011 was 0.03%. Total return and yield reflect voluntary waivers of certain fees and expenses by the Adviser and Distributor. There is no assurance such waivers will continue. To obtain the Fund’s current 7-day yield information, please call us toll-free at 1-800-247-9780.

Management

Shay Assets Management, Inc. (the “Adviser”) serves as investment adviser to the Fund.

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Maggie Bautista, Assistant Vice President and Portfolio Manager of the Adviser and Sean Kelleher, President, Chief Investment Strategist (Fixed Income) and Senior Portfolio Manager of the Adviser. Ms. Bautista and Mr. Kelleher have served as the Fund’s portfolio managers since 2009.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem shares of the Fund on any day on which The Northern Trust Company and the Bond Market (as determined by the Securities Industry and Financial Markets Association) are both open for business (“Business Day”).

Summary

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com, and returning it as instructed. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Fund’s Transfer Agent, The Northern Trust Company, at (800) 247-9780.

Shareholders may exchange or redeem their shares by telephoning the Transfer Agent on any Business Day by calling (800) 247-9780. Shares may also be exchanged or redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

The minimum initial investment in the Fund is $10,000; provided, however, that Asset Management Fund (the “Trust”) and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

Tax Information

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ultra Short Mortgage Fund

Investment Objective

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

Fees and Expenses:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	0.45%	*
12b-1 Fees	0.25%	*
Other Expenses	0.27%	**

Total Fund Operating Expenses	0.97%	*

*	For the fiscal year ended October 31, 2011, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that “Management Fees,” “12b- 1 Fees” and “Total Fund Operating Expenses” for the Fund were 0.25%, 0.15% and 0.67%, respectively. The Adviser and Distributor expect to continue these waivers through February 28, 2013, but are not contractually obligated to do so.

**	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.57% of the average value of its portfolio.

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage investments and related instruments. The Fund, under normal market conditions, invests primarily in mortgage-related investments issued by U.S. Government and its agencies. The Fund will invest exclusively in securities rated in the highest rating category by any or NRSRO or in unrated securities determined to be of equitable value by the Adviser.

Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Note, but not to exceed that of a 2-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, and eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

Summary

The Fund may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank federal savings association or federal credit union.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the qualified thrift lender (“QTL”) test under the current Office of the Comptroller of the Currency (“OCC”) Regulations. Pending any revisions of the current OCC Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Principal Risks

It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk.    Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk.    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U. S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Hedging Risk.    The use of financial contracts for hedging purposes involves the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also, the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk.    A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk.    Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk.    The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Summary

Market Risk.    The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk.    The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk involves the risk that, during periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities. Extension risk is the risk that, during periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Regulatory Risk.    On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest without any limitation based upon capital and surplus. This statute will bring about a number of changes that may impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, and may therefore impact the permissible investments of the Fund.

Valuation Risk.    Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for Years Ended December 31

Ticker Symbol: ASARX

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.44% (quarter ended 9/30/09) and the lowest return for a calendar quarter was -9.09% (quarter ended 12/31/08).

Summary

Average Annual Total Returns.    The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

	1 Year	5 Years	10 Years
Ultra Short Mortgage Fund (before taxes)	1.53%	1.55%	0.51%
Ultra Short Mortgage Fund (after taxes on distributions)*	0.71%	2.87%	0.73%
Ultra Short Mortgage Fund (after taxes on distributions and redemptions)*	0.99%	2.05%	0.26%
Barclays Capital 6 Month T-Bill Bellwethers**	0.28%	2.08%	2.30%

*	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

**	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.

Management

Shay Assets Management, Inc. serves as investment adviser to the Fund.

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Maggie Bautista, Assistant Vice President and Portfolio Manager of the Adviser and Sean Kelleher, President, Chief Investment Strategist (Fixed Income) and Senior Portfolio Manager of the Adviser. Ms. Bautista and Mr. Kelleher have served as the Fund’s portfolio managers since 2009.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem shares of the Fund on any Business Day.

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com, and returning it as instructed. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Fund’s Transfer Agent, The Northern Trust Company, at (800) 247-9780.

Shareholders may exchange or redeem their shares by telephoning the Transfer Agent on any Business Day by calling (800) 247-9780. Shares may also be exchanged or redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

The minimum initial investment in the Fund is $10,000; provided, however, that the Trust and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

Tax Information

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ultra Short Fund

Investment Objective

The Fund seeks to achieve current income with a very low degree of share-price fluctuation.

Fees and Expenses

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	0.45%	*
12b-1 Fees	0.25%	*
Other Expenses	0.39%	**

Total Fund Operating Expenses	1.09%	*

*	For the fiscal year ended October 31, 2011, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that the “Management Fees”, “12b-1 Fees” and “Total Operating Expenses” for the Fund were 0.25%, 0.15% and 0.79%, respectively. The Adviser and Distributor expect to continue these waivers through February 28, 2013, but are not contractually obligated to do so.

**	Includes indirect expenses of securities of other mutual funds held by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing exclusively in high quality short-term securities, as well as in repurchase agreements backed by investments which are not subject to limitation on the part of national banks.

The Fund invests primarily in fixed income securities comprised of short duration, investment grade money market instruments and other fixed income securities. The Fund’s investments may include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (such as mortgage-backed bonds), repurchase agreements, mortgage-related securities, high quality commercial paper and FDIC-insured CDs. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund may invest to a significant degree in repurchase agreements, in which the Fund purchases assets from approved counterparties who agree to repurchase the security at the Fund’s cost plus interest within a specified time. Repurchase agreements may be backed by securities in which the Fund cannot invest directly, so long as such assets are eligible for investment by national banks without limit, including investment grade corporate debt, municipal securities and securities with longer maturities. Repurchase agreement counterparties may include banks, broker dealers or other counterparties selected by the Adviser pursuant to guidelines approved by the Board of Trustees, and may include entities that are not regulated as banks or brokers and that do not have rated securities or publicly available financial statements.

Summary

The Fund may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank or federal savings association.

The Fund may invest up to 10% of its assets in other investment companies that invest in the types of securities in which the Fund may invest. Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Bill, but not to exceed that of a 2-year U.S. Treasury Bill. The Fund has no restriction on the minimum or maximum maturity of any particular investment held.

The Fund limits its investments and investment techniques so as to qualify for investment by national banks and federal savings associations subject to applicable statutory limits under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk.    Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk.    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Hedging Risk.    The use of financial contracts involves the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also, the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk.    A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk.    Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk.    The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Summary

Market Risk.    The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk.    The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk is the risk that, during periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities. Extension risk is the risk that, during periods of rising interest rates, property owners may repay their mortgages more slowly than expected, resulting in slower repayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Repurchase Agreement Risk.    Repurchase agreements expose the Fund to the risk that the party that sells the securities to the Fund defaults on its obligation to repurchase them. In this circumstance, the Fund could lose money because it cannot sell the securities at the agreed upon time and price, or the securities lose their value before they can be sold.

Valuation Risk.    Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for the Years Ended December 31

Ticker Symbol: AULTX

During the period shown in the bar chart, the highest return for a calendar quarter was 2.04% (quarter ended 9/30/09) and the lowest return for a calendar quarter was -14.98% (quarter ended 9/30/08).

Summary

Average Annual Total Returns.    The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

	1 Year*	5 Years*	10 Years*
Ultra Short Fund (before taxes)	0.85%	-7.78%	-2.70%
Ultra Short Fund (after taxes on distributions)**	0.35%	-9.35%	-4.07%
Ultra Short Fund (after taxes on distributions and redemptions)**	0.55%	-7.19%	-2.88%
Barclays Capital 6 Month T-Bill Bellwethers***	0.28%	2.08%	2.30%

*	As of March 1, 2012, the Fund restructured its investment strategy to focus on high quality short-term securities, as well as repurchase agreements. Performance prior to this date reflects the Fund’s previous strategy. Performance may have differed materially if the current strategy had been in place.

**	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

***	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.

Management

Shay Assets Management, Inc. serves as investment adviser to the Fund.

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Maggie Bautista, Assistant Vice President and Portfolio Manager of the Adviser and Sean Kelleher, President, Chief Investment Strategist (Fixed Income) and Senior Portfolio Manager of the Adviser. Ms. Bautista and Mr. Kelleher have served as the Fund’s portfolio managers since 2009.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem shares of the Fund on any Business Day.

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com, and returning it as instructed. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Fund’s Transfer Agent, The Northern Trust Company, at (800) 247-9780.

Shareholders may exchange or redeem their shares by telephoning the Transfer Agent on any Business Day by calling (800) 247-9780. Shares may also be exchanged or redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

The minimum initial investment in the Fund is $10,000; provided, however, that the Trust and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

Tax Information

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Short U.S. Government Fund

Investment Objective

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

Fees and Expenses:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	0.25%
12b-1 Fees	0.15%
Other Expenses	0.33%	*

Total Fund Operating Expenses	0.73%

*	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$75	$233	$406	$906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund will invest exclusively in investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments, including mortgage-related investments. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 1-Year U.S. Treasury Note and a maximum duration is that of a 3-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OCC. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk.    Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status.

Summary

Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk.    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U. S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk.    A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk.    Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk.    The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk.    The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk.    The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk is the risk that, during periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities. Extension risk is the risk that, during periods of rising interest rates, property owners may repay their mortgages more slowly than expected, resulting in slower repayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Regulatory Risk.    On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest without any limitation based upon capital and surplus. This statute will bring about a number of changes that may impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, and may therefore impact the permissible investments of the Fund.

Valuation Risk.    Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily avail-

Summary

able and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for Years Ended December 31

Ticker Symbol: ASITX

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.98% (quarter ended 9/30/09) and the lowest return for a calendar quarter was -4.33% (quarter ended 6/30/08).

Average Annual Total Returns.    The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

	1 Year	5 Years	10 Years
Short U.S. Government Fund (before taxes)	1.73%	1.24%	2.07%
Short U.S. Government Fund (after taxes on distributions)*	1.04%	0.03%	0.83%
Short U.S. Government Fund (after taxes on distributions and redemptions)*	1.12%	0.36%	1.04%
Barclays Capital 1-3 Year U.S. Government Bond Index**	1.56%	3.80%	3.40%

*	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

**	The Barclays Capital 1-3 Year U.S. Government Bond Index is an unmanaged index generally representative of government securities with maturities of one to three years. The Index reflects no deduction for fees, expenses or taxes.

Management

Shay Assets Management, Inc. serves as investment adviser to the Fund.

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Maggie Bautista, Assistant Vice President and Portfolio Manager of the Adviser and Sean Kelleher, President, Chief Investment Strategist (Fixed Income) and Senior Portfolio Manager of the Adviser. Ms. Bautista and Mr. Kelleher have served as the Fund’s portfolio managers since 2009.

Summary

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem shares of the Fund on any Business Day.

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com, and returning it as instructed. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Fund’s Transfer Agent, The Northern Trust Company, at (800) 247-9780.

Shareholders may exchange or redeem their shares by telephoning the Transfer Agent on any Business Day by calling (800) 247-9780. Shares may also be exchanged or redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

The minimum initial investment in the Fund is $10,000; provided, however, that the Trust and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

Tax Information

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Intermediate Mortgage Fund

Investment Objective

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

Fees and Expenses

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	0.35%	*,**
12b-1 Fees	0.15%
Other Expenses	0.32%	***

Total Fund Operating Expenses	0.82%	*

Fee Waiver and/or Expense Reimbursement	(0.07%	)**

Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.75%

*	For the fiscal year ended October 31, 2011, the Adviser voluntarily waived 0.10% of its management fees, so that the “Management Fees” and “Total Fund Operating Expenses” for the Fund were 0.25% and 0.72%, respectively. The Adviser expects to continue the waiver through February 28, 2013, but is not contractually obligated to do so.

**	Pursuant to the terms of the Advisory Agreement, the Adviser is obligated to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds an annual rate of 0.75%. Any amendment to the Advisory Agreement must be approved by the Board.

***	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$77	$255	$448	$1,007

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174% of the average value of its portfolio.

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage investments and related instruments. The Fund invests, under normal market conditions, primarily in mortgage-related investments paying fixed or variable rates of interest. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund may also invest in mortgage-related investment of non-governmental or private issuers. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 4-Year U.S. Treasury Note.

Summary

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks and eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OCC Regulations. Pending any revisions of the current OCC Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OCC. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

The Fund may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank or federal savings association or federal credit union.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk.    Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A security backed by the U. S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Government Agency Risk.    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Hedging Risk.    The use of financial contracts involves the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk.    A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk.    Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Summary

Management Risk.    The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk.    The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk.    The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk is the risk that, during periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities. Extension risk is the risk that, during periods of rising interest rates, property owners may repay their mortgages more slowly than expected, resulting in slower repayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities. As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.

Regulatory Risk.    On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest without any limitation based upon capital and surplus. This statute will bring about a number of changes that may impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, and may therefore impact the permissible investments of the Fund.

Repurchase Agreement Risk.    Repurchase agreements expose the Fund to the risk that the party that sells the securities to the fund defaults on its obligation to repurchase them. In this circumstance, the Fund could lose money because it cannot sell the securities at the agreed upon time and price, or the securities lose their value before they can be sold.

Valuation Risk.    Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for Years Ended December 31

Ticker Symbol: ASCPX

During the period shown in the bar chart, the highest return for a calendar quarter was 2.46% (quarter ended 9/30/06) and the lowest return for a calendar quarter was -12.24% (quarter ended 12/31/08).

Average Annual Total Returns.    The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

	1 Year	5 Years	10 Years
Intermediate Mortgage Fund (before taxes)	3.52%	-8.78%	-2.98%
Intermediate Mortgage Fund (after taxes on distributions)*	2.68%	-10.48%	-4.57%
Intermediate Mortgage Fund (after taxes on distributions and redemptions)*	2.28%	-8.04%	-3.19%
Barclays Capital 1-5 Year U.S. Government Bond Index**	3.21%	4.76%	4.05%

*	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

**	The Barclays Capital 1-5 Year U.S. Government Bond Index is an unmanaged index generally representative of government securities with maturities of one to five years. The Index reflects no deduction for fees, expenses or taxes.

Management

Shay Assets Management, Inc. serves as investment adviser to the Fund.

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Maggie Bautista, Assistant Vice President and Portfolio Manager of the Adviser and Sean Kelleher, President, Chief Investment Strategist (Fixed Income) and Senior Portfolio Manager of the Adviser. Ms. Bautista and Mr. Kelleher have served as the Fund’s portfolio managers since 2009.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem shares of the Fund on any Business Day.

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com, and returning it as instructed. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Fund’s Transfer Agent, The Northern Trust Company, at (800) 247-9780.

Shareholders may exchange or redeem their shares by telephoning the Transfer Agent on any Business Day by calling (800) 247-9780. Shares may also be exchanged or redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

The minimum initial investment in the Fund is $10,000; provided, however, that the Trust and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

Summary

Tax Information

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

U.S. Government Mortgage Fund

Investment Objective

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

Fees and Expenses

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	0.25%
12b-1 Fees	0.15%
Other Expenses	0.33%	*

Total Fund Operating Expenses	0.73%

*	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$75	$233	$406	$906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund will invest exclusively in mortgage-related investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments and other money market instruments for temporary defensive purposes. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund has no restriction as to the minimum or maximum maturity of any particular instrument held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 6-Year U.S. Treasury Note.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OCC Regulations. Pending any revisions of the current OCC Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OCC. Also the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

Summary

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk.    Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk.    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U. S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk.    A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk.    Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk.    The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk.    The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk.    The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk is the risk that, during periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities. Extension risk is the risk that, during periods of rising interest rates, property owners may repay their mortgages more slowly than expected, resulting in slower repayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Regulatory Risk.    On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest

Summary

without any limitation based upon capital and surplus. This statute will bring about a number of changes that may impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, and may therefore impact the permissible investments of the Fund.

Valuation Risk.    Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for Years Ended December 31

Ticker Symbol: ASMTX

During the period shown in the bar chart, the highest return for a calendar quarter was 3.80% (quarter ended 6/30/10) and the lowest return for a calendar quarter was -4.77% (quarter ended 9/30/08).

Average Annual Total Returns.    The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

	1 Year	5 Years	10 Years
U.S. Government Mortgage Fund (before taxes)	4.22%	1.34%	2.60%
U.S. Government Mortgage Fund (after taxes on distributions)*	3.34%	0.09%	1.04%
U.S. Government Mortgage Fund (after taxes on distributions and redemptions)*	2.73%	0.31%	1.30%
Barclays Capital U.S. MBS Fixed Rate Index**	6.32%	6.61%	5.72%

*	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

**	The Barclays Capital U.S. MBS Fixed Rate Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes.

Management

Shay Assets Management, Inc. serves as investment adviser to the Fund.

Summary

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Maggie Bautista, Assistant Vice President and Portfolio Manager of the Adviser and Sean Kelleher, President, Chief Investment Strategist (Fixed Income) and Senior Portfolio Manager of the Adviser. Ms. Bautista and Mr. Kelleher have served as the Fund’s portfolio managers since 2009.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem shares of the Fund on any Business Day.

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com, and returning it as instructed. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Fund’s Transfer Agent, The Northern Trust Company, at (800) 247-9780.

Shareholders may exchange or redeem their shares by telephoning the Transfer Agent on any Business Day by calling (800) 247-9780. Shares may also be exchanged or redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

The minimum initial investment in the Fund is $10,000; provided, however, that the Trust and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

Tax Information

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Information

Additional Information Regarding Investment Strategies

Securities Selection

In selecting securities, the Adviser develops an outlook for interest rates and the economy and analyzes credit and call risks. The Adviser varies the quality, sector and maturity of the securities selected for the Funds based upon the Adviser’s analysis of financial market conditions and the outlook for the U.S. economy. The Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Adviser identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages and asset-backed securities. Once investment opportunities are identified, the Adviser will shift assets among sectors depending upon changes in relative valuations, credit spreads and upon historical yield or price relationships.

There is no guarantee that the Adviser’s security selection techniques will achieve a Fund’s investment objective.

Mortgage-Related Securities

Each Fund may invest in mortgage-related securities and may invest all of its assets in such securities; provided, however, that the Money Market Fund may only invest in mortgage-related securities consistent with Rule 2a-7 under the 1940 Act. Mortgage-related securities include fixed rate and adjustable-rate mortgage pass-through securities and fixed rate and variable rate collateralized mortgage obligations (“CMOs”).

Each Fund may invest in mortgage-related securities issued by the U.S. Government or its agencies and instrumentalities.

The Intermediate Mortgage Fund also may invest in private mortgage-related securities. Private mortgage-related securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-governmental issuers. These securities generally offer a higher rate of interest than governmental and government-related, mortgage-backed securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. Securities issued by private organizations may not have the same degree of liquidity as those with direct or indirect government guarantees. The Intermediate Mortgage Fund may invest only in private mortgage-related securities rated in one of the two highest rating categories by an NRSRO. If a security is rated by two or more NRSROs, the lowest rating assigned to the security is used for purposes of determining whether the security meets these ratings criteria.

The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

U.S. Government Securities are issued by the U.S. Government, its agencies or government-sponsored enterprises (“instrumentalities”). These obligations may or may not be backed by the full faith and credit of the United States. Securities that are backed by the full faith and credit of the United States include U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”). In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the

United States include, but are not limited to: (i) obligations of the Federal Home Loan Banks, which have the right to borrow from the U.S. Treasury to meet their obligations; (ii) obligations of the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), each of which are supported by the discretionary authority of the U.S. Treasury to purchase the instrumentality’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credit of the issuing agency or instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities or instrumentalities if it is not obligated to do so by law.

In September 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. The U.S. Treasury also pledged to make additional capital contributions as needed to help ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Additionally, the U.S. Treasury implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities, in an effort to help create more affordable mortgage rates for homeowners and enhance the liquidity of the mortgage market. The U.S. Treasury announced in December 2009 that it would continue its support as necessary to prevent a negative net worth through at least 2012. No assurance can be given that the U.S. Treasury initiatives discussed above will be successful.

When-Issued, Delayed-Delivery and To Be Announced (TBA) Securities

Each Fund, except the Money Market Fund, may purchase securities on a when-issued, delayed-delivery or TBA basis. For the Ultra Short Fund, these securities may include mortgage dollar rolls. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. When TBA securities are purchased by a Fund, the Fund agrees to purchase an as yet unidentified security that meets certain specified terms.

By the time of delivery, securities purchased on a when-issued, delayed-delivery or TBA basis may be valued at less than the purchase price. At the time when-issued, delayed-delivery and TBA securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

Although a Fund will generally purchase securities on a when-issued, delayed-delivery or TBA basis with the intention of acquiring the securities, the Fund may dispose of the securities prior to delivery, if the Adviser deems it appropriate. If a Fund chooses to dispose of the right to acquire such securities prior to acquisition, it could, as with the disposition of any other such investment, incur a gain or loss due to market fluctuation.

Certificates of Deposit and Eligible Bankers’ Acceptances

Each Fund, except for the Short U.S. Government Fund and U.S. Government Mortgage Fund, may invest in certificates of deposit and other time deposits in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC Insured Institution”). Investments in certificates of deposit issued by, and other time deposits in, foreign branches of FDIC insured banks involve somewhat different investment risks than those affecting deposits in United States branches of such banks, including the risk of future political or economic developments or government action that would adversely affect payments on deposits.

The Funds may invest in eligible bankers’ acceptances of an FDIC Insured Institution if such acceptances have remaining maturities of 90 days or less. Generally, eligible bankers’ acceptances are acceptances that are acceptable by a Federal Reserve Bank as collateral at the discount window.

Variable and Floating Rate Securities

Each Fund may purchase securities that have variable or floating rates of interest (“Variable Rate Securities”). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. The Money Market Fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7 under the 1940 Act. which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements. Each Fund, except the Ultra Short Fund, may enter into repurchase agreement transactions collateralized only by obligations of the U.S. Government and obligations of the Federal Home Loan Bank, the FNMA, the GNMA, the Federal Farm Credit Banks, the Federal Financing Bank, and the FHLMC. For each Fund, other than the Ultra Short Fund, the maturity of collateral shall be consistent with permitted direct investments of a Fund. The Ultra Short Fund may enter into repurchase agreements collateralized by securities or other instruments that are eligible for purchase by national banks without statutory limit. Subject to limits contained in guidelines approved by the Board of Trustees, repurchase agreement collateral is not limited to investments in which the Ultra Short Fund may invest directly and the maturity of collateral may exceed the maturity limits set forth in this prospectus for direct investments. Each Fund, except Ultra Short Fund, may only enter into repurchase agreements with primary government securities dealers. For the Ultra Short Fund, repurchase agreement counterparties may include banks, broker dealers or other counterparties selected by the Adviser pursuant to guidelines approved by the Board of Trustees, and may include entities that are not regulated as banks or brokers and that do not have rated securities or publicly available financial statements. If the party agreeing to repurchase should default, the Fund will seek to sell the collateral which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements with a remaining of maturing more than seven days are considered illiquid.

The Ultra Short Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party to the agreement may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities.

Covered Short Sales

The Utlra Short Fund may make covered short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. A “short sale” is the sale by the Fund of a security that has been borrowed from a broker or other institution on the expectation that the market price will drop. If the price of the security drops, the Fund may replace the security sold short by purchasing the security in the open market at a lower price than at which it sold the security, resulting in a gain. If the price of the security rises, the Fund may have to replace the security by purchasing the security in the open market at a higher price than at which it sold the security, resulting in a loss. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale “against the box”) or (2) instructs the custodian to segregate cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short. Whenever a Fund is required to segregate assets, a notation on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute segregated assets. The Fund may have to pay a fee to borrow the securities sold short and is often obligated to pay over any accrued interest and dividends on such borrowed securities. In addition, the successful use of covered short sales may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Derivatives

Each Fund, with the exception of the Money Market Fund, may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank, federal savings association or federal credit union (or national bank or federal savings association for the Ultra Short Fund).

Duration

A bond portfolio’s duration approximates its price sensitivity to changes in interest rates including expected cash flow and mortgage prepayments. Maturity measures the time until final payment is due; it takes no account of the pattern of a security’s cash flow over time. In computing portfolio duration, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as the “option-adjusted” duration. The Funds (other than the Money Market Fund) have no restriction as to the minimum or maximum maturity of any particular security held by them, but intend to stay within any minimum and maximum durations described in the Investment Strategy section of each Fund. There can be no assurance that the Adviser’s estimate of duration will be accurate or that the duration of a Fund will always remain within the Fund’s target duration.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund, except the Money Market Fund, may invest up to 100% of its assets in U.S. debt securities, including taxable securities and short-term money market securities, when the Adviser deems it prudent to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Additional Risk Information

Regulatory Risk.    On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. Certain Funds limit their investments to investment securities in which Financial Institutions may invest without any limitation based upon capital and surplus. This statute will bring about a number of changes that may impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, and will therefore impact the permissible investments of the Fund. Because changes will be implemented over the next six months, the impact on the Funds is uncertain at this time. Some of the more significant changes are as follows:

Currently, the amount of repurchase agreements collateralized by U.S. government obligations that are held by a federal thrift or national bank are exempt from any limitation based upon the capital and surplus of the institution. Further, a national bank’s or federal thrift’s obligations arising out of derivative transactions are generally not subject to any limitation based upon capital and surplus. However, effective July 21, 2012, the term “loans and extensions of credit” as used in the lending limit statute will include the credit exposure of a person arising from repurchase agreements, derivative transactions, and securities lending and borrowing transactions, and will be combined with all other obligations of the obligor unless otherwise exempted under the applicable lending limit statute.

Among other provisions, the Dodd-Frank Act requires the federal banking agencies to review their regulations to identify those regulations that reference or require reliance on credit ratings issued by nationally recognized statistical rating organizations (“NRSROs”); to eliminate in their regulations not later than July 21, 2012, any reference to, or reliance on, credit ratings issued by a NRSRO; and to substitute in their place other standards of creditworthiness that the agencies determine to be appropriate. While the Office of the Comptroller of the Currency has already issued a Notice of Proposed Rulemaking (“NPRM”) addressing its proposed standards of creditworthiness, it only addresses those investment activities of national banks and leaves for the Federal Deposit Insurance Corporation (“FDIC”) to address the investment activities of savings associations. Until the NPRM is final, and until the FDIC issues its own regulations addressing the same for savings associations, it is unclear how these regulations addressing alternative measures of creditworthiness will affect national banks and federal savings associations. In the investment securities area, there are a number of instances in which a Financial Institution may invest without any limitation based upon capital and surplus in certain types of securities that have been awarded specific ratings by NRSROs. Such substitute standards, when adopted, may impact a Fund’s investments in a manner that might affect either the credit quality of the assets in which the Fund may invest, or the yield of the underlying assets of the Fund, which in turn may affect the yield on the Fund shares.

The federal banking agencies have been given extensive regulation writing authority under the Dodd-Frank Act. Additional issues may arise as these regulations are finalized.

Commodities Regulatory Risk.    On February 9, 2012, the Commodities Futures Trading Commission (“CFTC”) adopted amendments to CFTC Rule 4.5 upon which most mutual funds rely for an exclusion from the registration requirements as a commodity pool operator (“CPO”). The amendments modify the criteria for claiming the exclusion under Rule 4.5. While the Funds do not expect to be required to register as CPOs in response to the amendments, the amendments may limit investments in certain financial contracts.

Trust and Fund Information

Investment Adviser

Investment decisions for the Funds are made by Shay Assets Management, Inc., a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the 1940 Act and managed, as of December 31, 2011, approximately $82 million in assets. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.

Advisory Fee Expenses

The Funds pay an annual advisory fee based upon a percentage of average daily net assets. For the fiscal year ended October 31, 2011, the advisory fee paid to the Adviser was as follows:

Money Market Fund	0.10	%*
Ultra Short Mortgage Fund	0.25	%*
Ultra Short Fund	0.25	%*
Short U.S. Government Fund	0.25	%*
Intermediate Mortgage Fund	0.25	%*
U.S. Government Mortgage Fund	0.25	%*

*	The Adviser voluntarily waived a portion of the advisory fees with respect to the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund and the Intermediate Mortgage Fund. Without such waivers, the fees would have been 0.15%, 0.45%, 0.45% and 0.35%, respectively. Each voluntary waiver may be terminated at any time by the Adviser.

With respect to the Money Market Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund, the advisory agreement obligates the Adviser to reduce its fees to the extent that the daily ratio of operating expenses to average daily net assets of such Fund exceeds an annual rate of 0.75%.

A discussion regarding the basis for the Board of Trustees renewal of the Funds’ investment advisory agreements will be contained in the most recent shareholder report for the semiannual period ended April 30.

Portfolio Managers

The portfolio managers of the Adviser manage each Fund’s investments as a team.

The portfolio managers responsible for the day-to-day management of each Fund’s investments are Maggie Bautista and Sean Kelleher.

Ms Bautista, Assistant Vice President and Portfolio Manager of the Adviser, joined the Adviser’s fixed income management team as an Assistant Portfolio Manager in 2006 and as a Portfolio Manager in 2009. From 1991 to 2006, Ms. Bautista served as a portfolio administrator for the Adviser. Prior to joining Shay Financial Services, Inc. in 1986, Ms. Bautista worked for Harris Bank in Chicago, Illinois.

Mr. Kelleher, President, Chief Investment Strategist (Fixed Income) and Senior Portfolio Manager of the Adviser, joined the Adviser’s fixed income management team in 2009. In 2008, prior to joining the Adviser’s fixed income management team, Mr. Kelleher worked with M2Capital LLC to develop a distressed bank acquisition and asset management strategy. From 1999 to 2007, Mr. Kelleher worked as a senior vice president and portfolio manager for AllianceBernstein LP. Mr. Kelleher is a Chartered Financial Analyst and earned his Bachelor of Science in Finance from the McIntire School of Commerce at the University of Virginia.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is available in the Statement of Additional Information (see “Adviser-Portfolio Managers” in the Statement of Additional Information).

Distributor

Pursuant to the Distribution Agreement, Shay Financial Services, Inc. (the “Distributor”), as the principal distributor of the Funds’ shares, directly and through other firms, advertises and promotes the Funds. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which allows each Fund to pay the Distributor the following fees for the sale and distribution of its shares:

Money Market Fund and Short U.S. Government Fund, a fee at an annual rate equal to 0.15% of the combined average daily net assets of each Fund (the “Combined Assets”) up to and including $0.5 billion;

an annual rate equal to 0.125% of the Combined Assets between $0.5 billion and $1.0 billion; an annual rate equal to 0.10% of the Combined Assets between $1.0 billion and $2.0 billion; and an annual rate equal to 0.075% of the Combined Assets over $2.0 billion.

Ultra Short Mortgage Fund, a fee with respect to the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund.

Ultra Short Fund, a fee with respect to the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund.

Intermediate Mortgage Fund and U.S. Government Mortgage Fund, a fee with respect to each Fund at an annual rate equal to 0.15% of the average daily net assets of each Fund up to and including $0.5 billion; an annual rate equal to 0.125% of the average daily net assets between $0.5 billion and $1.0 billion; an annual rate equal to 0.10% of the average daily net assets between $1.0 billion and $1.5 billion; and an annual rate equal to 0.075% of the average daily net assets over $1.5 billion.

The Distributor is currently waiving a portion of its fee for the Money Market Fund, the Ultra Short Mortgage Fund, and the Ultra Short Fund. The voluntary waivers may be terminated at any time by the Distributor.

Because these fees are paid out of a Fund’s assets on an ongoing basis over time, these fees will increase the cost of your investment. This charge could cost you more over time than you would pay through some other types of sales charges.

Pending Legal Matters Relating to Investment Adviser and Distributor

On December 28, 2010, West Texas National Bank (“WTNB”) commenced a FINRA arbitration proceeding against Shay Financial. WTNB alleges violation of state securities laws, negligent misrepresentation, breach of fiduciary duty, and other theories, and seeks damages of approximately $27.6 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, Claimant seeks rescission for the purchase price of approximately $101 million paid for the securities. In addition, WTNB seeks punitive damages, interest, costs and attorneys fees.

On August 18, 2011, Citizens Community Federal (“CCF”) commenced a FINRA arbitration proceeding against Shay Financial. CCF alleges breach of fiduciary duties, negligent misrepresentation, and seeks damages of approximately $14 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, CCF seeks rescission for the purchase price of approximately $71 million paid for the securities. In addition, CCF seeks punitive damages, interest, costs and attorneys fees.

On September 12, 2011, El Dorado Savings Bank (“EDSB”) commenced a FINRA arbitration proceeding against Shay Financial, Rodger D. Shay, and Rodger D. Shay Jr. EDSB alleges violations of federal and state securities laws, and other theories, seeking damages of approximately $3-$5 million for alleged losses on investments in AMF Funds. EDSB also seeks punitive damages, interest, costs and attorneys fees.

On November 11, 2011, Town North Bank, N.A. (“TNB”) commenced a civil action in the U.S. District Court, Northern District of Texas, against Shay Financial and others. TNB alleges violations of federal securities law, fraud, and breach of fiduciary duty, and seeks approximately $64 million in damages from Shay Financial relating to alleged losses from investments in mortgage-backed securities and collateralized debt obligations. TNB also seeks punitive damages, interest, costs and attorneys fees.

On April 24, 2012, Watertown Savings Bank (“WSB”) commenced a civil action in the Circuit Court of Cook County against Shay Assets Management, Inc., Asset Management Fund, the Ultra Short Fund, Ultra Short Mortgage Fund and Rodger D. Shay, Jr. WSB alleges common law fraud, conspiracy to commit common law fraud, aiding and abetting common law fraud, breach of fiduciary duty and negligent misrepresentation. WSB seeks damages from Shay Assets Management, Inc. of approximately $43 million, plus punitive damages, interest, costs and attorneys fees.

There is no assurance that additional legal actions arising out of these circumstances will not be filed against Shay Assets Management, Inc., Asset Management Fund, Shay Financial Services Inc., Rodger D. Shay and/or Rodger D. Shay, Jr. The Adviser, Distributor and Funds are unable to predict the potential range of monetary exposure, if any, but believe that claims asserted in each of the above-referenced actions are without merit and each intends to vigorously defend itself against all actions. However, an unfavorable result could have a material adverse effect on the Adviser, the Distributor and the Funds.

Net Asset Value

For all Funds other than the Money Market Fund, the net asset value per share fluctuates daily. It is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. Each Fund’s assets are valued at prices obtained from one or more independent pricing services or, for certain securities, the Board of Trustees has approved the daily use of a fixed income fair value pricing methodology developed by the Adviser that the Board believes reflects the fair value of such securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Short-term instruments maturing within sixty days may be valued at amortized cost.

The Money Market Fund’s net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Fund’s investments are valued in accordance with Rule 2a-7 under the 1940 Act based on their amortized cost. The Trust’s Board of Trustees has established procedures reasonably designed to stabilize the net asset value per share at $1.00, although there is no assurance that the Fund will be able to do so.

Investing in the Funds

Share Purchases

Shares of the Funds may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com. After a complete application form has been received and processed, orders to purchase shares of the Funds may be made by telephoning the Funds’ Transfer Agent at (800) 247-9780.

Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Trust. As used in this Prospectus, for each Fund, the term “Business Day” means any day on which The Northern Trust Company and the Bond Market (as determined by the Securities Industry and Financial Markets Association) are both open for business. The Northern Trust Company is open weekdays and is closed on weekends and certain national holidays. Payment must be in the form of federal funds. Checks are not accepted. Wire transfer instructions for federal funds should be as follows: Northern Trust Bank, Chicago, IL, ABA# 071000152, Ref: Account Number 5201680000. For purchase of Asset Management Fund, (Name of Fund); From: (Name of Investor); Reference (//1038(shareholder fund and shareholder account number)); $(Amount to be invested).

For all Funds other than the Money Market Fund.    For an investor’s purchase to be eligible for same day settlement, the purchase order must be received on a Business Day before 12:00 Noon, Eastern time (“ET”), and payment for the purchase order must be received by The Northern Trust Company by 4:00 p.m., ET, of that day. For investors seeking next day settlement, the purchase order must be received on a Business Day before 4:00 p.m., ET, and payment must be received by The Northern Trust Company by 4:00 p.m., ET, on the next Business Day after the purchase order was received. An investor must indicate to the Trust at the time the order is placed whether same day or next day settlement is sought. Payment must be received by The Northern Trust Company by 4:00 p.m., ET, on the Business Day designated for settlement or the order will be cancelled.

For the Money Market Fund.    A purchase order must be received on a Business Day before 3:00 p.m., ET, and payment for the purchase order must be received by The Northern Trust Company by 4:00 p.m., ET, of that day to receive same day settlement.

In certain circumstances, such as when the New York Stock Exchange or the Bond Market closes early, the officers of the Trust may set an earlier cut-off time for orders eligible for same day settlement.

A purchase order is considered binding upon the investor. If payment is not timely received, the Trust may hold the investor responsible for any resulting losses or expenses the Trust incurs. In addition, the Trust and its designated agents may prohibit or restrict the investor from making future purchases of the Trust’s shares. The Trust’s designated agents reserve the right to reimburse the Trust in their sole discretion on behalf of an investor for losses or expenses incurred by the Trust as a result of the investor’s failure to make timely payment.

Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Trust, the Adviser, the Distributor or The Northern Trust Company. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Trust and its designated agents reserve the right to reject any purchase order.

Purchasing Shares Through a Shareholder Servicing Agent

Shares of a Fund may be available through certain financial institutions (each such institution is a “Shareholder Servicing Agent”). The Funds have authorized one or more Shareholder Servicing Agents to receive purchase, exchange or redemption orders on their behalf, and the Shareholder Servicing Agents are authorized to designate other agents to receive purchase, exchange or redemption orders on behalf of the Funds. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees and may have different minimum transaction amounts. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase, exchange or redemption of shares and you should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent. A Shareholder Servicing Agent will be responsible for promptly transmitting client or customer purchase, exchange and redemption orders to a Fund in accordance with its agreements with the Distributor and with clients and customers.

Certain Shareholder Servicing Agents, who have entered into agreements with a Fund, or if applicable their designated agents, may enter confirmed purchase orders on behalf of clients and customers for a Fund. If payment is not received in a timely manner, the Shareholder Servicing Agent could be held liable for resulting fees or losses. A Fund will be deemed to have received a purchase, exchange or redemption order when a Shareholder Servicing Agent, or if applicable its designated agent, receives a purchase, exchange or redemption order. Orders received will be priced at the Fund’s net asset value next computed after they are received by the Shareholder Servicing Agent or its authorized designee.

For further information as to how to direct a Shareholder Servicing Agent to purchase, exchange or redeem shares of a Fund on your behalf, you should contact your Shareholder Servicing Agent.

Anti-Money Laundering Program

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor’s identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Minimum Investment Required

The minimum initial investment in each Fund is $10,000; provided, however, that the Trust and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion.

What Shares Cost

Shares of the Funds are sold at their net asset value next determined after the purchase order is received. The Money Market Fund seeks to maintain a net asset value of $1.00 per share. (See “Net Asset Value”). There is no sales charge imposed by the Funds. For all Funds other than the Money Market Fund, the net asset value is determined each Business Day as of the close of the regular trading session of the Bond Market (normally 4:00 p.m. ET). For the Money Market Fund, net asset value is determined on each Business Day at 3:00 p.m., ET, for purchase orders. Net asset value of the Money Market Fund for purposes of pricing redemption orders is determined at 12:00 p.m. and 3:00 p.m., ET, on any day redemptions are permitted and a proper redemption request is received (see “Redeeming Shares”).

Shares may be purchased through accounts established with investment professionals, such as banks or brokers. Investment professionals may charge additional fees directly to the investor for these services.

Dividends

For all Funds, dividends are declared daily and paid monthly. Such dividends are declared immediately prior to 4:00 p.m. (3:00 p.m. for the Money Market Fund), New York City time, and are automatically reinvested in additional shares of the same Fund unless the shareholder requests cash payments by contacting the Transfer Agent.

For all Funds other than the Money Market Fund, an investor will receive the dividend declared on both the day its purchase order is settled and the day its redemption order is effected, including any next succeeding non-Business Day or Days, since proceeds are normally wired the next Business Day. For the Money Market Fund, an investor will receive the dividend declared on the day the purchase order is settled. A Money Market Fund shareholder seeking same day settlement of a redemption will not receive the dividend declared on the day the redemption order is effected.

Net capital gains, if any, of a Fund are generally declared and paid once each year and reinvested in additional shares of the same Fund or, at the shareholder’s option, paid in cash.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of a Fund’s shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. All Funds, except the Money Market Fund, discourage and have established policies and procedures designed to detect and deter frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Funds’ policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts, except accounts held in the name of a financial intermediary, that meet thresholds set by the Adviser based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down (“market timing”); (ii) the Adviser on behalf of each Fund reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Funds, Adviser and Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Funds. The Funds’ policies and procedures direct the Adviser to establish specific procedures to detect and deter market timing in order to implement the Funds’ frequent trading policies and procedures. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Funds may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Funds with certain shareholder trading information. However, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able implement policies and procedures in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders.

Unlike the other Funds, the Money Market Fund is designed to permit frequent trading in the Fund. As a result, the Trust’s Board of Trustees has determined that it would be appropriate for the Fund not to adopt policies and procedures with respect to frequent purchases and redemptions of the Fund shares.

Redeeming Shares

The Funds redeem shares at their respective net asset value next determined after the Transfer Agent receives the redemption request.

Telephone Redemption

•	For all Funds other than the Money Market Fund:

Shareholders may redeem their shares by telephoning the Transfer Agent on a Business Day. Call (800) 247-9780. Shareholders may experience difficulties contacting the Transfer Agent during drastic economic events, political uncertainty or national tragedies. At such times, shareholders may also call (800) 527-3713. In addition, shareholders can submit written requests for redemption as described under “Written Requests.” Net asset value is determined each Business Day as of the close of the Bond Market (normally 4:00 p.m. ET). The time the redemption request is received determines when proceeds are sent and the accrual of dividends. Redemption requests received prior to 12:00 Noon, ET on a Business Day or other day redemptions are permitted, are affected on the same day, and the shareholder would receive that day’s net asset value and dividend. Proceeds will normally be wired in federal funds to the shareholder’s bank or other account shown on the Trust’s records the next Business Day, but in no case later than seven days. Redemption requests received between 12:00 Noon and 4:00 p.m., ET, on a Business Day or other day redemption requests are permitted, are affected on the same day, and shareholders would receive that day’s net asset value and that day’s dividend. Proceeds will normally be wired in federal funds to the shareholder’s bank or other account shown on the Trust’s record no later than the second Business Day after receipt of the order, but in no case later than seven days. Shareholders will not receive a dividend for any day except the date the order is placed.

•	For the Money Market Fund:

Shareholders may redeem their shares by telephoning the Transfer Agent on a Business Day. Call (800) 247-9780. For redemptions, net asset value is determined twice each Business Day, at 12:00 Noon and at 3:00 p.m., New York City time. If the request is received before 3:00 p.m., ET, on a Business Day, the proceeds will normally be wired the same day in federal funds to the shareholder’s bank or other account shown on the Fund’s records, but in no case later than seven days (“same day settlement”). If the request is received after 3:00 p.m., ET, on a Business Day, the request will be priced and the proceeds will normally be wired the next Business Day. A shareholder seeking same day settlement will not receive any dividend declared on the day its redemption request is affected.

Written Requests

Shares may also be redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

Signatures

Signatures on written redemption requests must be guaranteed by one of the following:

•	A Federal Home Loan Bank

•	a savings association or a savings bank

•	a trust company or a commercial bank

•	a member firm of a domestic securities exchange or a registered securities association

•	a credit union or other eligible guarantor institution

In certain instances, the Trust or its designated agents may request signature guarantees or documentation believed necessary to insure proper authorization. The documentation may include a copy of a current corporate resolution, articles of incorporation and other appropriate documentation indicating which officers, directors, trustees or persons are authorized to act for a legal entity. The Trust or its designated agents may, in its sole discretion, accept a corporate seal in lieu of a Medallion signature guarantee from investors who are of the type described above. Shareholders with questions concerning documentation should call the Transfer Agent at (800) 247-9780.

Receiving Payment

Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form.

Redemption in Kind

The Funds, with the exception of the Money Market Fund, reserve the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the Board of Trustees determines that the orderly liquidation of securities owned by a Fund is impracticable, or payment in cash would be prejudicial to the best interests of the remaining shareholders of a Fund. Pursuant to an election made by the Funds pursuant to Rule 18f-1 under the 1940 Act, it is the policy of the Funds to effect redemption requests in an amount up to $250,000 over a ninety-day period in cash. Redemptions in excess of this amount may be affected in-kind. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Exchanges

Shareholders may exchange shares of a Fund for shares in another Fund of the Trust by telephoning the Transfer Agent on a Business Day. Call (800) 247-9780. Exchanges may also be made by written request as previously described under “Written Requests.” The minimum amount for an exchange is the minimum initial investment of the Fund whose shares are being acquired, provided, however, that the Trust and/or its designated agents reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be affected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders exchanging out of a Fund, with the exception of certain exchanges from the Money Market Fund, will receive dividends in that Fund through the date the exchange is effected and will begin receiving dividends in the other Fund the next Business Day. Shareholders exchanging out of the Money Market Fund who submit their request before 12:00 Noon ET, will receive dividends in the Money Market Fund up to, but not including, the date the exchange is effected and will begin receiving dividends in the other Fund on the date of the exchange. Shareholders exchanging out of the Money Market Fund who submit their request on or after 12:00 Noon ET, will receive dividends in the Money Market Fund through the date the exchange is effected and will begin receiving dividends in the other Fund the next business day. An exchange between Funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the Fund from which the exchange is made and a purchase of the shares of the Fund into which the exchange is made.

The availability of the exchange privilege is subject to the purchase and redemption policies and current operating practices of each Fund. For example, a shareholder may not exchange into a Fund that is closed to purchases and a shareholder may not exchange out of a Fund that is currently satisfying redemptions under the redemption in kind provisions.

The Trust reserves the right to amend or terminate this privilege with notice to shareholders.

Shareholder Information

Voting Rights

The Trust currently offers seven funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund. Shares of each Fund represent interests only in the corresponding Fund and have equal voting rights within each Fund. The Large Cap Equity Fund has two classes of shares: the class AMF Shares and the Class H Shares. Shares of each class have equal voting rights within each class and within the Large Cap Equity Fund. The Large Cap Equity Fund is offered in a separate prospectus. The Trust’s First Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of Fund or class, shall be voted in the aggregate and not by Fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the 1940 Act or the document establishing and designating that Fund or class, such requirements as to a separate vote by that Fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular Fund or class, only shareholders of the affected Fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the Fund or classes thereof).

Disclosure of Information Regarding Portfolio Holdings

A description of the Trust’s policy with respect to disclosure of information regarding the portfolio holdings of the Funds is available in the Statement of Additional Information (see “Disclosure of Information Regarding Portfolio Holdings” in the Statement of Additional Information).

Federal Income Tax Information

Each Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for its future taxable years so long as such qualification is in the best interests of shareholders. If a Fund so qualifies, it will not pay federal income tax on the income and capital gain that it distributes to its shareholders.

Each Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends or distributions are received in cash or as additional shares.

Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates. For taxable years beginning before January 1, 2013, distributions designated as qualified dividend income are generally taxed to noncorporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. It is not anticipated that the Funds will make distributions that are treated as qualified dividend income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares. For taxable years beginning before January 1, 2013, long-term capital gain is taxable to noncorporate shareholders at a maximum federal income tax rate of 15%. Unless Congress enacts legislation providing otherwise, long-term capital gain will be taxable to non-corporate shareholders at a maximum federal income tax rate of 20% for taxable years beginning on or after January 1, 2013. Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.

Unless a shareholder is exempt from federal income tax, a redemption or exchange of Fund shares is generally a taxable event. Depending on the purchase price and the sale price of the shares the shareholder sells or exchanges, the shareholder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year. If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Dividends and distributions may be subject to state and local taxes. Depending on your state’s tax laws, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from such taxes.

Prospective shareholders of a Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years or since inception. Certain information reflects financial results for a single Fund share outstanding throughout each year. The total returns in the tables represent the rate that an investor would have earned on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The information for each Fund has been audited by PricewaterhouseCoopers LLP whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available upon request.

Money Market Fund

	Year Ended October 31,
	2011	2010	2009	2008	2007

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.0006	0.0009	0.0009	0.0250	0.0512
Net realized losses from investments	—	—	—	—	—	(a)

Total from investment operations	0.0006	0.0009	0.0009	0.0250	0.0512

Less distributions:
Dividends paid to stockholders:
From net investment income:	(0.0006)	(0.0009)	(0.0009)	(0.0250)	(0.0512)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	0.09%	0.09%	2.53%	5.24%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$19,651	$19,303	$21,342	$32,568	$131,720
Ratio of expenses to average net assets	0.04%	0.06%	0.16%	0.20%	0.14%
Ratio of net investment income to average net assets	0.06%	0.09%	0.09%	2.82%	5.12%
Ratio of gross expenses to average net assets*	0.63%	0.51%	0.61%	0.43%	0.40%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Net realized losses per share were less than $0.00005.

Ultra Short Mortgage Fund

	Year Ended October 31,
	2011	2010	2009	2008	2007

Net asset value, beginning of year	$7.50	$7.33	$7.72	$9.62	$9.68

Income from investment operations:
Net investment income	0.1166	0.2054	0.3058	0.4290	0.5107
Net realized and unrealized gains (losses) from investments	(0.0457)	0.2082	(0.3855)	(1.9116)	(0.0686)

Total from investment operations	0.0709	0.4136	(0.0797)	(1.4826)	0.4421

Less distributions:
Dividends paid to stockholders:
From net investment income:	(0.1809)	(0.2436)	(0.3109)	(0.4174)	(0.5021)

Change in net asset value	(0.1100)	0.17	(0.39)	(1.90)	(0.06)

Net asset value, end of year	$7.39	$7.50	$7.33	$7.72	$9.62

Total return	0.97%	5.75%	(0.88)%	(15.95)%	4.67%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$436,485	$682,115	$891,744	$1,044,580	$2,131,889
Ratio of expenses to average net assets	0.67%	0.57%	0.60%	0.50%	0.46%
Ratio of net investment income to average net assets	1.71%	2.88%	4.24%	4.71%	5.28%
Ratio of gross expenses to average net assets*	0.97%	0.87%	0.90%	0.80%	0.76%
Portfolio turnover rate	57%	74%	56%	35%	59%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

Ultra Short Fund

	Year Ended October 31,
	2011	2010	2009	2008	2007

Net asset value, beginning of year	$5.16	$5.59	$6.86	$9.61	$9.74

Income from investment operations:
Net investment income	0.0458	0.2737	0.4179	0.4667	0.5137
Net realized and unrealized gains (losses) from investments	(0.0409)	(0.3939)	(1.2717)	(2.7462)	(0.1249)

Total from investment operations	0.0049	(0.1202)	(0.8538)	(2.2795)	0.3888

Less distributions:
Dividends paid to stockholders:
From net investment income:	(0.0749)	(0.3098)	(0.4162)	(0.4705)	(0.5188)

Change in net asset value	(0.0700)	(0.43)	(1.27)	(2.75)	(0.13)

Net asset value, end of period	$5.09	$5.16	$5.59	$6.86	$9.61

Total return	0.10%	(2.25)%	(12.45)%	(24.99)%	4.07%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$7,094	$14,396	$21,115	$39,750	$195,161
Ratio of expenses to average net assets	0.79%	0.63%	0.67%	0.54%	0.48%
Ratio of net investment income to average net assets	1.06%	5.23%	7.07%	5.16%	5.29%
Ratio of gross expenses to average net assets*	1.09%	0.93%	0.97%	0.84%	0.78%
Portfolio turnover rate	83%	66%	10%	32%	36%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

Short U.S. Government Fund

	Year Ended October 31,
	2011	2010	2009	2008	2007

Net asset value, beginning of year	$9.45	$9.49	$9.28	$10.35	$10.37

Income from investment operations:
Net investment income	0.1592	0.2236	0.3548	0.4301	0.5222
Net realized and unrealized gains (losses) from investments	(0.1204)	(0.0115)	0.2069	(1.0594)	(0.0232)

Total from investment operations	0.0388	0.2121	0.5617	(0.6293)	0.4990

Less distributions:
Dividends paid to stockholders:
From net investment income:	(0.1888)	(0.2521)	(0.3517)	(0.4407)	(0.5190)

Change in net asset value	(0.1500)	(0.04)	0.21	(1.07)	(0.02)

Net asset value, end of year	$9.30	$9.45	$9.49	$9.28	$10.35

Total return	0.43%	2.28%	6.17%	(6.71)%	4.93%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$24,738	$26,006	$36,630	$60,534	$132,727
Ratio of expenses to average net assets	0.73%	0.63%	0.59%	0.53%	0.48%
Ratio of net investment income to average net assets	1.71%	2.44%	3.92%	4.33%	5.04%
Ratio of gross expenses to average net assets*	0.73%	0.63%	0.62%	0.53%	0.48%
Portfolio turnover rate	114%	44%	59%	58%	42%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

Intermediate Mortgage Fund

	Year Ended October 31,
	2011	2010	2009	2008	2007

Net asset value, beginning of year	$4.52	$5.00	$6.39	$9.12	$9.29

Income from investment operations:
Net investment income	0.0895	0.3162	0.4028	0.4504	0.4810
Net realized and unrealized gains (losses) from investments	(0.0418)	(0.4711)	(1.3925)	(2.7388)	(0.1774)

Total from investment operations	0.0477	(0.1549)	(0.9897)	(2.2884)	0.3036

Less distributions:
Dividends paid to stockholders:
From net investment income:	(0.1077)	(0.3251)	(0.4003)	(0.4416)	(0.4736)

Change in net asset value	(0.0600)	(0.48)	(1.39)	(2.73)	(0.17)

Net asset value, end of year	$4.46	$4.52	$5.00	$6.39	$9.12

Total return	1.09%	(3.27)%	(15.65)%	(25.94)%	3.31%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$25,605	$29,587	$41,109	$80,239	$230,076
Ratio of expenses to average net assets	0.72%	0.57%	0.70%	0.51%	0.48%
Ratio of net investment income to average net assets	2.03%	6.76%	7.41%	5.42%	5.19%
Ratio of gross expenses to average net assets*	0.82%	0.67%	0.80%	0.61%	0.58%
Portfolio turnover rate	174%	115%	32%	18%	39%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

U.S. Government Mortgage Fund

	Year Ended October 31,
	2011	2010	2009	2008	2007

Net asset value, beginning of year	$8.88	$8.82	$8.86	$10.13	$10.18

Income from investment operations:
Net investment income	0.1767	0.3169	0.4225	0.4898	0.5287
Net realized and unrealized gains (losses) from investments	(0.0215)	0.0603	(0.0399)	(1.2772)	(0.0631)

Total from investment operations	0.1552	0.3772	0.3826	(0.7874)	0.4656

Less distributions:
Dividends paid to stockholders:
From net investment income:	(0.2152)	(0.3172)	(0.4226)	(0.4826)	(0.5156)

Change in net asset value	(0.0600)	0.06	(0.04)	(1.27)	(0.05)

Net asset value, end of year	$8.82	$8.88	$8.82	$8.86	$10.13

Total return	1.68%	4.37%	4.41%	(8.11)%	4.69%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$22,875	$23,023	$24,627	$59,835	$131,070
Ratio of expenses to average net assets	0.73%	0.60%	0.68%	0.52%	0.49%
Ratio of net investment income to average net assets	2.01%	3.63%	4.83%	4.96%	5.20%
Portfolio turnover rate	93%	104%	36%	28%	39%

Shareholder Reference Information

Distributor

Shay Financial Services, Inc.

230 West Monroe Street

Suite 2810

Chicago, Illinois 60606

Adviser

Shay Assets Management, Inc.

230 West Monroe Street

Suite 2810

Chicago, Illinois 60606

Administrator and Transfer

and Dividend Agent

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Legal Counsel

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Trustees and Officers

Rodger D. Shay

Trustee and Chairman

Gerald J. Levy

Lead Independent Trustee and Vice Chairman

David F. Holland

Trustee

William A. McKenna, Jr.

Trustee

Maria F. Ramirez

Trustee

Rodger D. Shay, Jr.

Trustee and President

Robert T. Podraza

Vice President, Secretary and Assistant Treasurer

Trent M. Statczar

Treasurer

Rodney L. Ruehle

Chief Compliance Officer

Christine A. Cwik

Assistant Secretary

Eimile J. Moore

Assistant Secretary

Additional information about the Funds may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Funds’ investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the performance of the Funds, except the Money Market Fund, during the last fiscal year, as well as a listing of the Funds’ portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:

1-800-247-9780

By Mail:

Shay Financial Services, Inc.

Attn: Asset Management Fund

230 West Monroe Street

Suite 2810

Chicago, IL 60606

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

(a duplication fee is charged)

In Person:

Public Reference Room

Securities and Exchange Commission

Washington, D.C.

(Call 1-202-551-8090 for more information)

By Internet:

http://www.amffunds.com

http://www.sec.gov (EDGAR Database)

By E-mail:

publicinfo@sec.gov

(a duplication fee is charged)

To request other information about the Funds or to make shareholder inquiries, call 1-800-247-9780

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number:	Asset Management Fund	811-03541

March 1, 2012, as supplemented May 4, 2012

Prospectus

Asset Management Fund

Mutual Funds

Large Cap Equity Fund

Class AMF Shares — IICAX

Class H Shares — IICHX

The Asset Management Fund is regulated by the Investment Company Act of 1940, as amended.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this Prospectus. It is a federal offense to suggest otherwise.

Large Cap Equity Fund

Investment Objectives

The Fund’s primary investment objective is to achieve capital appreciation. The objective of income is secondary.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class AMF		Class H
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%		0.65%
12b-1 Fees	0.25%	*	0.00%
Other Expenses	0.34%	**	0.34%	**

Total Fund Operating Expenses	1.24%		0.99%

*	For the fiscal year ended October 31, 2011 the Distributor voluntarily waived 0.10% of its fees for Class AMF Shares so that the “12b-1 Fees” were 0.15%. With such waiver, the “Total Fund Operating Expenses” were 1.14% for Class AMF Shares. The Distributor expects to continue this waiver through February 28, 2013, but is not contractually obligated to continue the waiver for any specified period.

**	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class AMF	$126	$393	$681	$1,500
Class H	$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

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Summary

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of Shay Asset Management, Inc. (the “Adviser”). Specifically, the Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company’s securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large capitalization companies to be those with market capitalizations in excess of $8 billion. The Fund may invest up to 20% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends, preferred stocks and corporate debt securities convertible into common stock.

Under normal market conditions, it is the Fund’s policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes (measured at the time of such investment), in the equity securities of large-capitalization companies and, to the extent reasonably practicable, at least 80% of its assets in common stock. However, if the Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund’s investment objectives.

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Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Company Risk	The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk	The Fund is subject to management risk due to the active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objectives.

Market Risk	The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or issuer-specific risk. Equity securities generally have greater price volatility than fixed income securities.

Style Risk	The Fund emphasizes dividend-paying common stocks of larger capitalization U.S. companies that meet the quality criteria of the Adviser. If larger capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors, such as consumer staples, and its performance may suffer if those sectors underperform the overall stock market.

Fund Performance History

The bar chart shows how the performance of Class AMF shares of the Fund has varied over time. The bar chart depicts the change in performance of Class AMF shares of the Fund from year-to-year during the periods indicated. On February 20, 2009, the John Hancock Large Cap Select Fund was reorganized into the Large Cap Equity Fund. Class H shares commenced operations as of the date of the reorganization. Class AMF shares and Class H shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the returns of the Class AMF shares would be lower than the returns of the Class H shares, due to differing expenses between the share classes.

On January 8, 2007, Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the “Predecessor Fund”) was reorganized into the Large Cap Equity Fund. The Fund had no operations prior to the reorganization. The Predecessor Fund was a diversified open-end management investment company incorporated under the laws of the State of New York. Financial and performance information included in this Prospectus for the period prior to January 8, 2007, is that of the Predecessor Fund.

4

Summary

The Class AMF shares of the Fund and the Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for the Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 13.74% (quarter ended 6/30/09) and the lowest return for a quarter was -18.59% (quarter ended 12/31/08).

Average Annual Total Returns.

The following table compares the Fund’s average annual total returns of Class AMF and Class H shares of the Fund for the periods ended December 31, 2011, to a broad-based securities market index (which unlike the Fund has no fees or expenses).

	1 Year	5 Years	10 Years*
Large Cap Equity Fund, Class AMF (before taxes)	8.17%	1.15%	1.96%
Large Cap Equity Fund, Class AMF (after taxes on distributions)**	7.61%	0.46%	1.14%
Large Cap Equity Fund, Class AMF (after taxes on distributions and redemptions)**	6.04%	0.86%	1.48%
S&P 500 Index	2.11%	-0.25%	2.92%

	1 Year	Since Inception*
Large Cap Equity Fund, Class H (before taxes)	8.34%	19.54%
Large Cap Equity Fund, Class H (after taxes on distributions)**	7.76%	19.13%
Large Cap Equity Fund, Class H (after taxes on distributions and redemptions)**	6.18%	16.95%
S&P 500 Index	2.11%	21.25%

*	The performance shown above is based on the performance of Class AMF shares of the Fund since its inception on January 8, 2007 and the Predecessor Fund for periods before January 8, 2007. Class H shares commenced operations on February 20, 2009.

**	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

Management

Shay Assets Management, Inc. (the “Adviser”) serves as investment adviser to the Fund.

The portfolio managers responsible for the day-to-day management of the Fund’s investments are John J. McCabe, Senior Vice President and Chief Investment Strategist (Equity) and Mark F. Trautman, Vice President and Senior Portfolio Manager. Mr. McCabe has served on the Fund’s portfolio management team since 1991. Mr. Trautman has served on the Fund’s portfolio management team since 1993.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem shares of the Fund on any day on which the New York Stock Exchange is open for business (“Business Day”).

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning The Northern Trust Company, the Fund’s “Transfer Agent”, at (800) 247-9780.

5

Shareholders may exchange or redeem their shares by telephoning the Transfer Agent on any Business Day by calling (800) 247-9780. Shares may also be exchanged or redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

For Class AMF shareholders not enrolled in the Automatic Investment Plan (the “Plan”), the minimum initial investment in the Fund is $2,500 with a minimum investment balance of $1,000. For Class AMF shareholders enrolled in the Plan at the time of purchase, the minimum initial investment in the Fund is $1,000 (with a minimum monthly contribution to the Plan of $100). For Class AMF shareholders, the minimum subsequent investment for all accounts is $100. For Class H shareholders, the minimum initial investment in the Fund is $50 million and there is no minimum investment balance required. Subsequent purchases in the Fund may be made in any amount by Class H shareholders. Asset Management Fund (the “Trust”) and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion. The Board of Trustees may determine to impose a minimum investment balance for Class H shares at any time.

Tax Information

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information

Investment Information

Additional Information Regarding Investment Strategies

Securities Selection

The Adviser selects equity securities whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of the Adviser. The Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company’s securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.

There is no guarantee that the Adviser’s security selection techniques will achieve the Fund’s investment objectives.

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund’s investment objectives.

6

Trust and Fund Information

Investment Adviser

Investment decisions for the Fund are made by Shay Assets Management, Inc. a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940, as amended, and managed, as of December 31, 2011, approximately $82 million in assets. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.

Advisory Fee Expenses

The Fund pays an annual advisory fee based upon a percentage of average daily net assets. For the fiscal year ended October 31, 2011, the annual advisory fee paid by the Fund was 0.65% of average daily net assets.

A discussion regarding the basis for the Board of Trustees renewing the Fund’s investment advisory agreement will be contained in the Trust’s most recent shareholder report for the semi-annual period ended April 30.

Portfolio Managers

The portfolio managers of the Adviser manage the Fund’s investments as a team. The portfolio managers responsible for the day-to-day management of the Fund’s investments are John J. McCabe and Mark F. Trautman.

Mr. McCabe, Senior Vice President and Chief Investment Strategist (Equity) of the Adviser, provides macro-economic advice in connection with the management of the Fund. Mr. McCabe has been a part of the portfolio management team for the Fund since 1991. He joined the Adviser in May 1995, and prior thereto he served as Senior Vice President and Chief Investment Officer of Nationar, the Fund’s former Adviser. Mr. McCabe is a director and past President of the New York Society of Security Analysts, a past director of the Financial Analysts Federation and a member and founding Governor of the Association for Investment Management and Research. Mr. McCabe also served as a portfolio manager of John Hancock Large Cap Select Fund and its predecessor, M.S.B. Fund, Inc., from 1993 to 2009.

Mr. Trautman, Vice President of the Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio investments. Mr. Trautman has been responsible for the management of the portfolio since 1993. He joined the Adviser in May 1995, and prior thereto he served as Director of Mutual Fund Investments for the Fund’s former Adviser, Nationar. Mr. Trautman also served as a portfolio manager of John Hancock Large Cap Select Fund and its predecessor, M.S.B. Fund, Inc. from 1993 to 2009.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund is available in the Statement of Additional Information (see “Investment Adviser-Portfolio Managers” in the Statement of Additional Information).

Pending Legal Matters Relating to Investment Adviser and Distributor

On December 28, 2010, West Texas National Bank (“WTNB”) commenced a FINRA arbitration proceeding against Shay Financial. WTNB alleges violation of state securities laws, negligent misrepresentation, breach of fiduciary duty, and other theories, and seeks damages of approximately $27.6 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, Claimant seeks rescission for the purchase price of approximately $101 million paid for the securities. In addition, WTNB seeks punitive damages, interest, costs and attorneys fees.

On August 18, 2011, Citizens Community Federal (“CCF”) commenced a FINRA arbitration proceeding against Shay Financial. CCF alleges breach of fiduciary duties, negligent misrepresentation, and seeks damages of approximately $14 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, CCF seeks rescission for the purchase price of approximately $71 million paid for the securities. In addition, CCF seeks punitive damages, interest, costs and attorneys fees.

On September 12, 2011, El Dorado Savings Bank (“EDSB”) commenced a FINRA arbitration proceeding against Shay Financial, Rodger D. Shay, and Rodger D. Shay Jr. EDSB alleges violations of federal and state securities

7

laws, and other theories, seeking damages of approximately $3-$5 million for alleged losses on investments in AMF Funds. EDSB also seeks punitive damages, interest, costs and attorneys fees.

On November 11, 2011, Town North Bank, N.A. (“TNB”) commenced a civil action in the U.S. District Court, Northern District of Texas, against Shay Financial and others. TNB alleges violations of federal securities law, fraud, and breach of fiduciary duty, and seeks approximately $64 million in damages from Shay Financial relating to alleged losses from investments in mortgage-backed securities and collateralized debt obligations. TNB also seeks punitive damages, interest, costs and attorneys fees.

On April 24, 2012, Watertown Savings Bank (“WSB”) commenced a civil action in the Circuit Court of Cook County against Shay Assets Management, Inc., Asset Management Fund, the Ultra Short Fund, Ultra Short Mortgage Fund and Rodger D. Shay, Jr. WSB alleges common law fraud, conspiracy to commit common law fraud, aiding and abetting common law fraud, breach of fiduciary duty and negligent misrepresentation. WSB seeks damages from Shay Assets Management, Inc. of approximately $43 million, plus punitive damages, interest, costs and attorneys fees.

There is no assurance that additional legal actions arising out of these circumstances will not be filed against Shay Assets Management, Inc., Asset Management Fund, Shay Financial Services Inc., Rodger D. Shay and/or Rodger D. Shay, Jr. The Adviser, Distributor and Funds are unable to predict the potential range of monetary exposure, if any, but believe that claims asserted in each of the above-referenced actions are without merit and each intends to vigorously defend itself against all actions. However, an unfavorable result could have a material adverse effect on the Adviser, the Distributor and the Funds.

Net Asset Value

The Fund’s net asset value per share fluctuates daily. It is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Fund uses market prices in valuing portfolio securities, but may use fair value estimates if reliable market prices are unavailable. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.

Investing in the Fund

Share Purchases

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning The Northern Trust Company at (800) 247-9780.

Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Trust. As used in this Prospectus, the term “Business Day” means any day on which The New York Stock Exchange is open. Payment may be in the form of federal funds or checks. Wire transfer instructions for federal funds should be as follows:

Northern Trust Bank, Chicago, IL

ABA# 071000152

Ref: Account Number 5201680000

For purchase of Asset Management Fund, Large Cap Equity Fund – Class { }

From: (Name of Investor)

Reference (//1038 (shareholder fund and shareholder account number))

$(Amount to be invested)

For investors seeking next day settlement, the purchase order must be received on a Business Day before 4:00 p.m., Eastern time (“ET”), and payment must be received by The Northern Trust Company by 4:00 p.m., ET, on the next Business Day after the purchase order was received. Payment must be received by The Northern Trust Company by 4:00 p.m., ET, on the Business Day designated for settlement or the order will be cancelled. Shareholders receive the net asset value next calculated on the day the order is received and accepted.

In certain circumstances, such as when the New York Stock Exchange closes early, the officers of the Trust may set an earlier cut-off time for orders eligible for next day settlement.

8

Orders accompanied by check, including your name and account number, should be sent to AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594, and will receive the net asset value next computed after receipt of the order. If shares being redeemed were purchased by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. The Fund does not accept third party checks, starter checks, money orders, cash, currency or monetary instruments in bearer form. The Fund reserves the right to reject or restrict any specific purchase or exchange request.

A purchase order is considered binding upon the investor. If payment is not timely received, the Trust may hold the investor responsible for any resulting losses or expenses the Trust incurs. In addition, the Trust and/or its designated agents may prohibit or restrict the investor from making future purchases of the Trust’s shares. The Trust’s designated agents reserve the right to reimburse the Trust in their sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Trust as a result of the investor’s failure to make timely payment.

Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Trust and/or its designated agents. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Trust and/or its designated agents reserve the right to reject any purchase order.

Purchasing Shares through a Shareholder Servicing Agent

Shares of the Fund may be available through certain financial institutions (each such institution is a “Shareholder Servicing Agent”). The Fund has authorized one or more Shareholder Servicing Agents to receive purchase, exchange or redemption orders on its behalf, and the Shareholder Servicing Agents are authorized to designate other agents to receive purchase, exchange or redemption orders on behalf of the Fund. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees and may have different minimum transaction amounts. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase, exchange or redemption of shares and you should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent. A Shareholder Servicing Agent will be responsible for promptly transmitting client or customer purchase, exchange and redemption orders to the Fund in accordance with its agreements with the Fund or its designated agents and with clients and customers.

Certain Shareholder Servicing Agents, who have entered into agreements with the Fund, or if applicable its designated agents, may enter confirmed purchase orders on behalf of clients and customers for the Fund. If payment is not received in a timely manner, the Shareholder Servicing Agent could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase, exchange or redemption order when a Shareholder Servicing Agent, or if applicable its designated agent, receives a purchase, exchange or redemption order. An order received will be priced at the Fund’s net asset value next computed after it is received by the Shareholder Servicing Agent or its authorized designee.

For further information as how to direct a Shareholder Servicing Agent to purchase, exchange or redeem shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent.

Anti-Money Laundering Program

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor’s identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an

9

investment in the Trust or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Minimum Investment Required

For Class AMF shareholders not enrolled in the Automatic Investment Plan (the “Plan”), the minimum initial investment in the Fund is $2,500 with a minimum investment balance of $1,000. For Class AMF shareholders enrolled in the Plan at the time of purchase, the minimum initial investment in the Fund is $1,000 (with a minimum monthly contribution to the Plan of $100). For Class AMF shareholders, the minimum subsequent investment for all accounts is $100. For Class H shareholders, the minimum initial investment in the Fund is $50 million and there is no minimum investment balance required. Subsequent purchases in the Fund may be made in any amount by Class H shareholders. The Trust and its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion.

What Shares Cost

Shares of the Fund are sold at their net asset value next determined after the purchase order is received. There is no sales charge imposed by the Fund. The net asset value is determined each Business Day at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time).

Shares may be purchased through accounts established with investment professionals, such as banks or brokers. Investment professionals may charge additional fees directly to the investor for these services.

Dividends

The Fund typically declares and pays income dividends at least quarterly. Net capital gains, if any, of the Fund are generally declared and paid once each year and reinvested in additional shares of the Fund, or, at the shareholder’s option, paid in cash.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of the Fund’s shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. The Fund discourages, and has established policies and procedures designed to detect and deter, frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Fund’s policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts, except accounts held in the name of a financial intermediary, that meet thresholds set by the Adviser based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down (“market timing”); (ii) the Adviser on behalf of the Fund reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Fund, Adviser and Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Fund. The Fund’s policies and procedures direct the Adviser to establish specific procedures to detect and deter market timing in order to implement the Fund’s frequent trading policies and procedures. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Fund may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may

10

not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders.

Redeeming Shares

The Fund redeems shares at the net asset value next determined after the Transfer Agent receives the redemption request. Redemptions may be made on Business Days. Redemption requests must be received in proper form and can be made by telephone or in writing.

Telephone Redemption

Shareholders may redeem their shares by telephoning the Transfer Agent on a Business Day. Call (800) 247-9780. Shareholders may experience difficulties contacting the Transfer Agent during drastic economic events, political uncertainty or national tragedies. At such times, shareholders may also call (800) 527-3713. In addition, shareholders can submit written requests for redemption as described under “Written Requests.” Net asset value is determined each Business Day at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., ET).

Written Requests

Shares may also be redeemed by sending a written request to the AMF Funds, P.O. Box 803046, Chicago, Illinois 60680-4594.

Signatures

Signatures on written redemption requests must be guaranteed by one of the following:

•	a Federal Home Loan Bank

•	a savings association or a savings bank

•	a trust company or a commercial bank

•	a member firm of a domestic securities exchange or a registered securities association

•	a credit union or other eligible guarantor institution

In certain instances, the Transfer Agent may request signature guarantees or additional documentation believed necessary to insure proper authorization. The additional documentation may include a copy of a current corporate resolution, articles of incorporation and other appropriate documentation indicating which officers, directors, trustees or persons are authorized to act for a legal entity. Shareholders with questions concerning documentation should call the Transfer Agent at (800) 247-9780.

Receiving Payment

Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form.

Involuntary Redemption

The Trust reserves the right to redeem all of a Class AMF shareholder’s shares of the Fund after providing written notice if the total value of the shareholder’s Class AMF shares is less than the minimum investment balance ($1,000) as determined on an annual basis, unless the shareholder purchases additional shares to reach the minimum investment balance ($1,000) or enrolls in the Automatic Investment Plan.

Redemption in Kind

The Fund reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the Board of Trustees determines that the orderly liquidation of securities owned by the Fund is impracticable, or payment in cash would be prejudicial to the best interests of the remaining shareholders of the Fund. Pursuant to an election made by the Trust pursuant to Rule 18f-1 under the Investment Company Act

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of 1940, it is the policy of the Fund to effect redemption requests in an amount up to $250,000 over a ninety-day period in cash. Redemptions in excess of this amount may be effected in-kind. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Exchanges

Shareholders may exchange shares of the Fund for shares in another fund of the Trust by telephoning the Transfer Agent on a Business Day. Call (800) 247-9780. Exchanges may also be made by written request as previously described under “Written Requests.” The minimum amount for an exchange is the minimum initial investment of the fund whose shares are being acquired; provided, however, that the Trust and/or its designated agents reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders exchanging out of the Fund will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other fund the next Business Day. An exchange between funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the fund from which the exchange is made and a purchase of the shares of the fund into which the exchange is made.

The availability of the exchange privilege is subject to the purchase and redemption policies and current operating practices of each fund. For example, a shareholder may not exchange into a fund that is closed to purchases and a shareholder may not exchange out of a fund that is currently satisfying redemptions under the redemptions in kind provisions.

The Trust reserves the right to amend or terminate this privilege with notice to shareholders.

Shareholder Information

Voting Rights

The Trust currently offers seven funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund. The shares of the other funds are offered in separate prospectuses. Shares of each fund represent interests only in the corresponding fund and have equal voting rights within each fund. The Large Cap Equity Fund is the only fund of the Trust that has two classes of shares: Class AMF shares and Class H shares. Shares of each class of the Large Cap Equity Fund have equal voting rights within each class and within the Fund. The Trust’s First Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940, as amended, or the document establishing and designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).

Disclosure of Information Regarding Portfolio Holdings

A description of the Trust’s policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see “Disclosure of Information Regarding Portfolio Holdings” in the Statement of Additional Information).

Federal Income Tax Information

The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for its future taxable years so long as such qualification is in the best interests of shareholders. If the Fund so qualifies, it will not pay federal income tax on the income and capital gains that it distributes to its shareholders.

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The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends or distributions are received in cash or as additional shares.

Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates. For taxable years beginning before January 1, 2013, distributions designated as qualified dividend income are generally taxed to non-corporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares. For taxable years beginning before January 1, 2013, long-term capital gain is taxable to non-corporate shareholders at a maximum federal income tax rate of 15%. Unless Congress enacts legislation providing otherwise, long-term capital gain will be taxable to non-corporate shareholders at a maximum federal income tax rate of 20% for taxable years beginning on or after January 1, 2013. Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares. Dividends paid by the Fund may qualify in part for the “dividends received deduction” available to corporate shareholders, provided certain holding period and other requirements are satisfied.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.

If a shareholder purchases shares of the Fund shortly before a dividend or distribution, the shareholder will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

Unless a shareholder is exempt from federal income tax, a redemption or exchange of Fund shares is generally a taxable event. Depending on the purchase price and the sale price of the shares of the shareholder sells or exchanges, the shareholder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year. If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Dividends and distributions may be subject to state and local taxes.

Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Large Cap Equity Fund’s Class AMF and Class H shares for the past five years. Information in the table below reflects financial results for a single AMF Class share outstanding throughout each period. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Class AMF shares of the Fund for the periods ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and 2007 has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request. The information for the Class AMF Shares of the Fund for the year ended December 31, 2006 has been derived from the Predecessor Fund’s financial statements and was audited by the Predecessor Fund’s independent registered public accounting firm.

	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Ten Months Ended October 31, 2007*		Year Ended December 31, 2006
Net asset value, beginning of year	$7.95	$7.11	$6.89	$10.47	$10.01		$9.77

Income from investment operations:
Net investment income	0.11	0.09	0.09	0.09	0.05		0.01
Net realized and unrealized gains (losses) from investments	0.58	0.85	0.37	(2.57)	0.46		1.35

Total from investment operations	0.69	0.94	0.46	(2.48)	0.51		1.36

Less distributions:
Dividends paid to stockholders:
From net investment income:	(0.11)	(0.10)	(0.10)	(0.12)	(0.05)		(0.02)
From net realized gains on investments	0.00	0.00	(0.14)	(0.98)	—		(1.10)
Tax return of capital	—	—	—	—	—		— (a)

Total distributions	(0.11)	(0.10	(0.24)	(1.10)	(0.05)		(1.12)

Change in net asset value	0.58	0.84	0.22	(3.58)	0.46		0.24

Net asset value, end of year	$8.53	$7.95	$7.11	$6.89	$10.47		$10.01

Total return	8.66%	13.35%	7.16%	(26.23%)	5.11	%(b)	13.83%
Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$76,905	$88,368	$76,669	$39,428	$57,461		$66,161
Ratio of net expenses to average net assets	1.14%	1.04%	1.24%	0.97%	1.18	%(c)	1.68%
Ratio of net investment income to average net assets	1.25%	1.23%	1.39%	1.08%	0.60	%(c)	0.09%
Ratio of gross expenses to average net assets**	1.24%	1.15%	1.45%	1.07%	1.27	%(c)	—
Portfolio turnover rate	7%	14%	14%	14%	13%		10%

*	In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV as a result of the reorganization.
**	During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)	Distributions per share were less than $0.005.
(b)	Not annualized.
(c)	Annualized

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The financial highlights table is intended to help you understand the financial performance of the Large Cap Equity Fund’s Class H shares. Information in the table below reflects financial results for a single H Class share outstanding throughout each year. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Class H shares of the Fund for the years ended October 31, 2011 and October 31, 2010 and the period ended October 31, 2009 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)

Net asset value, beginning of year	$7.95	$7.11	$5.52

Income from investment operations:

Net investment income	0.12	0.11	0.07

Net realized and unrealized gains (losses) from investments	0.58	0.85	1.59

Total from investment operations	0.70	0.96	1.66

Less distributions:

Dividends paid to stockholders:

From net investment income:	(0.12)	(0.12)	(0.07)

Change in net asset value	0.58	0.84	1.59

Net asset value, end of period	$8.53	$7.95	$7.11

Total return	8.83%	13.59%	30.22	%(b)

Ratios/Supplemental Data:

Net assets, end of year (in 000’s)	$3,440	$2,937	$2,584

Ratio of net expenses to average net assets	0.99%	0.85%	0.90	%(c)

Ratio of net investment income to average net assets	1.39%	1.41%	1.56	%(c)

Ratio of gross expenses to average net assets*	0.99%	0.90%	1.05	%(c)

Portfolio turnover rate	7%	14%	14	%(d)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period February 20, 2009 (Commencement of operations) through October 31, 2009.
(b)	Not annualized.
(c)	Annualized.
(d)	The portfolio turnover rate represents the full year period of November 1, 2008 through October 31, 2009.

[This Space Intentionally Left Blank.]

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Shareholder Reference Information

Distributor

Shay Financial Services, Inc.

230 West Monroe Street

Suite 2810

Chicago, Illinois 60606

Adviser

Shay Assets Management, Inc.

230 West Monroe Street

Suite 2810

Chicago, Illinois 60606

Administrator and Transfer and Dividend Agent

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Legal Counsel

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Trustees and Officers

Rodger D. Shay

Trustee and Chairman

Gerald J. Levy

Lead Independent Trustee and Vice Chairman

David F. Holland

Trustee

William A. McKenna, Jr.

Trustee

Maria F. Ramirez

Trustee

Rodger D. Shay, Jr.

Trustee and President

Robert T. Podraza

Vice President, Secretary and Assistant

Treasurer

Trent M. Statczar

Treasurer

Rodney L. Ruehle

Chief Compliance Officer

Eimile J. Moore

Assistant Secretary

Christine A. Cwik

Assistant Secretary

Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund’s investments and operations. The semi-annual and annual shareholder reports will contain a discussion of the market conditions and the investment strategies that significantly affected the performance of the Fund, during the last fiscal year, as well as a listing of the Fund’s portfolio holdings and financial statements. These documents, when available, may be obtained without charge from the following sources:

By Phone:

1-800-247-9780

By Mail:

Asset Management Fund

P.O. Box 803046

Chicago, Illinois 60680-5584

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

(a duplication fee is charged)

In Person:

Public Reference Room

Securities and Exchange Commission

Washington, D.C.

(Call 1-202-551-8090 for more information)

By Internet:

http://www.amffunds.com

http://www.sec.gov (EDGAR Database)

By E mail:

publicinfo@sec.gov

(a duplication fee is charged)

To request other information about the Fund or to make shareholder inquiries, call 1-800-247-9780.

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number:	Asset Management Fund	811-03541